File Nos.             333-82876
                                                                                                                                          811-21035

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 11	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 11	[X]

(Check appropriate box or boxes.)

CITIZENSSELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code:  (212) 922-6000

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

Copy To:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

80 Maiden Lane

New York, NY 10038

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on September 14, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

              ____      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

                             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 14th day of September, 2011.

CITIZENSSELECT FUNDS

BY: /s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/Joseph S. DiMartino*	Chairman of the Board	9/14/11
Joseph S. DiMartino

/s/Clifford L. Alexander*	Board Member	9/14/11
Clifford L. Alexander

/s/Whitney I. Gerard*	Board Member	9/14/11
Whitney I. Gerard

*By: /s/Robert R. Mullery
Robert R. Mullery
Attorney-in-Fact

EXHIBIT INDEX

Exhibit-101.SCH       Taxonomy.

Exhibit-101.INS         Instance Document.

Exhibit-101.CAL       Calculation Linkbase.

Exhibit-101.PRE        Presentation Linkbase.

Exhibit-101.DEF        Definition Linkbase.

Exhibit-101.LAB       Label Linkbase.